UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2007 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21238

Registrant Name: Nicholas-Applegate Convertible & Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 28, 2007

Date of Reporting Period: November 30, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

CORPORATE BONDS & NOTES-40.3%
	Advertising-0.7%
$9,150	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$9,653,250

	Apparel-1.1%
	Levi Strauss & Co.,
2,000	9.75%, 1/15/15	B3/B-	2,147,500
11,010	12.25%, 12/15/12	B3/B-	12,289,913

			14,437,413

	Automotive-1.2%
6,430	General Motors Corp., 8.375%, 7/15/33	Caa1/B-	5,859,337
9,260	Goodyear Tire & Rubber Co., 11.25%, 3/1/11	B2/B-	10,255,450

			16,114,787

	Chemicals-3.1%
6,910	Georgia Gulf Corp., 10.75%, 10/15/16 (a)	B2/B	6,581,775
3,998	Huntsman LLC, 11.625%, 10/15/10	Ba3/BB-	4,417,790
	Lyondell Chemical Co.,
4,315	10.875%, 5/1/09	B2/B	4,401,300
4,565	11.125%, 7/15/12	Ba2/BB	4,941,613
11,410	Mosaic Global Holdings, Inc., 11.25%, 6/1/11, Ser. B	B1/BB	12,051,813
4,765	PolyOne Corp., 10.625%, 5/15/10	B2/B+	5,098,550
3,609	Rhodia S.A., 10.25%, 6/1/10	B2/B-	4,123,283

			41,616,124

	Coal-0.5%
7,190	James River Coal Co., 9.375%, 6/1/12	Caa2/CCC-	6,327,200

	Commercial Services-2.1%
8,470	Cenveo Corp., 7.875%, 12/1/13	B3/B-	8,173,550
8,285	Hertz Corp., 10.50%, 1/1/16 (a)	B2/B	9,030,650
10,585	Vertrue, Inc., 9.25%, 4/1/14	Ba3/B	11,061,325

			28,265,525

	Computers-0.5%
7,235	Unisys Corp., 8.00%, 10/15/12	B2/B+	7,054,125

	Electric-2.5%
10,645	AES Corp., 9.50%, 6/1/09	B1/B	11,390,150
10,250	Mission Energy Holdings Co., 13.50%, 7/15/08	B2/B-	11,377,500
10,570	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	11,574,150

			34,341,800

	Electronics-1.4%
10,725	IMAX Corp., 9.625%, 12/1/10	Caa1/B-	9,250,312
10,335	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	10,438,350

			19,688,662

	Financial Services-2.8%
9,400	Alamosa Delaware, Inc., 11.00%, 7/31/10	Baa3/BBB+	10,198,069
6,755	AMR Holdings Co., 10.00%, 2/15/15	B3/B-	7,312,288
9,205	Ford Motor Credit Co., 7.00%, 10/1/13	B1/B	8,829,003
4,370	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	4,697,750
6,450	Sally Holdings LLC, 10.50%, 11/15/16 (a)	Caa1/CCC+	6,619,312

			37,656,422

	Food Products-0.8%
10,815	Pilgrim's Pride Corp., 9.625%, 9/15/11	Ba3/BB-	11,355,750

	Healthcare-0.8%
6,325	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	5,882,250
5,525	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa2/CCC+	5,676,937

			11,559,187

	Home Builders-0.7%
10,260	William Lyon Homes, Inc., 10.75%, 4/1/13	B3/B	9,670,050

	Home Furnishings-1.8%
9,670	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B	10,056,800
13,400	Jarden Corp., 9.75%, 5/1/12	B3/B-	14,170,500

			24,227,300

	Machinery-0.8%
10,730	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB	11,387,213

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Manufacturing-0.4%
$5,825	Clarke American Corp., 11.75%, 12/15/13	B3/B-	$6,058,000

	Metals & Mining-2.5%
6,490	AK Steel Corp., 7.875%, 2/15/09	B2/B+	6,490,000
9,835	Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10	B1/B+	10,375,925
4,145	PNA Group, Inc., 10.75%, 9/1/16 (a)	B3/B-	4,290,075
11,450	United States Steel LLC, 10.75%, 8/1/08	Ba1/BB	12,451,875

			33,607,875

	Miscellaneous-0.7%
8,797	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	9,358,340

	Multi-Media-1.8%
12,291	CCH I LLC, 11.00%, 10/1/15	Caa2/CCC-	12,106,635
3,725	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B2/B-	3,985,750
9,165	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa1/CCC	9,096,262

			25,188,647

	Office Furnishings-1.1%
	Interface, Inc.,
4,625	9.50%, 2/1/14	B3/CCC+	4,833,125
5,625	10.375%, 2/1/10	B1/B	6,145,313
3,199	Tempur-Pedic, Inc., 10.25%, 8/15/10	B2/B	3,454,920

			14,433,358

	Oil & Gas- 0.5%
5,000	Seitel, Inc., 11.75%, 7/15/11	B3/NR	6,225,000

	Paper Products-1.1%
4,013	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	4,013,000
11,055	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	11,663,025

			15,676,025

	Pharmaceuticals-0.5%
6,085	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa1/CCC	6,176,275

	Pipelines-0.9%
12,240	Sonat, Inc., 7.625%, 7/15/11	B2/B	12,699,000

	Retail-4.2%
12,160	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/B-	12,524,800
4,580	EPL Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	4,877,700
1,910	GSC Holdings Corp., 8.00%, 10/1/12	B1/B+	1,991,175
6,671	Mothers Work, Inc., 11.25%, 8/1/10	Caa1/B	7,046,244
8,290	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B-	9,170,813
10,000	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	10,900,000
9,690	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/B-	10,041,262

			56,551,994

	Semi-Conductors-0.5%
6,910	Freescale Semiconductor, Inc., 10.125%, 12/15/16 (a)	B2/B	6,987,737

	Telecommunications-4.1%
7,225	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	B3/CCC+	7,532,063
10,600	Intelsat Bermuda Ltd, 11.25%, 6/15/16 (a)	Caa1/B	11,620,250
10,948	Level 3 Financing, Inc., 12.25%, 3/15/13	B2/CCC-	12,371,240
12,350	Millicom International Cellular S.A., 10.00%, 12/1/13	B2/B-	13,384,312
10,820	Nortel Networks Ltd, 10.75%, 7/15/16 (a)	B3/B-	11,590,925

			56,498,790

	Transportation-0.4%
5,210	PHI, Inc., 7.125%, 4/15/13 (a)	B2/BB-	5,001,600

	Travel Services-0.8%
11,060	TDS Investor Corp., 11.875%, 9/1/16 (a)	Caa1/B-	10,866,450

	Total Corporate Bonds & Notes (cost-$536,952,440)		548,683,899

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2006 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*

CONVERTIBLE PREFERRED STOCK-29.2%
	Automotive-2.3%
483	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	Caa2/CCC-	$16,756,630
680	General Motors Corp., 5.25%, 3/6/32, Ser. B	Caa1/B-	14,123,600

			30,880,230

	Banking-1.1%
263	Washington Mutual Capital Trust, 5.375%, 5/3/41	Baa1/BBB	14,608,125

	Commercial Services-1.0%
287	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	14,054,327

	Electric-3.6%
350	AES Trust III, 6.75%, 10/15/29	B3/B	17,220,262
278	Entergy Corp., 7.625%, 2/17/09	NR/BBB	16,435,360
58	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	15,848,500

			49,504,122

	Financial Services-10.9%
490	Citigroup Funding, Inc., 0.00%, 9/27/08, Ser. GNW (c)	Aa1/AA-	15,435,000
370	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NA	11,483,950
616	Goldman Sachs Group, Inc., 12.00%, 12/12/07, Ser. CSCO	NR/NR	16,410,830
	Lehman Brothers Holdings, Inc.,
650	6.25%, 10/15/07, Ser. GIS	A1/A+	17,745,000
455	20.00%, 3/17/07, Ser. HPQ	A1/A+	15,160,600
235	20.00%, 8/15/07, Ser. UTX	A1/A+	14,187,349
	Morgan Stanley,
190	20.00%, 12/14/06, Ser. WLP	NR/A+	12,867,750
250	20.00%, 12/22/06, Ser. XOM	Aa3/A+	15,054,048
535	20.00%, 3/9/07, Ser. T	Aa3/A+	14,923,825
492	20.00%, 6/2/07, Ser. DIS	Aa3/A+	14,416,070

			147,684,422

	Insurance-4.5%
408	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	14,376,600
526	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	15,943,670
470	Platinum Underwriters Holdings Ltd, 6.00%, 2/15/09, Ser. A	NR/BB+	14,217,500
707	XL Capital Ltd, 6.50%, 5/15/07	A3/A-	16,289,280

			60,827,050

	Oil & Gas-1.1%
138	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	15,571,400

	Pharmaceuticals-1.2%
304	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	16,486,304

	Real Estate-1.1%
606	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, REIT	B2/B-	15,364,562

	Telecommunications-1.3%
310	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	17,282,500

	Waste Disposal-1.1%
45	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	Caa1/B	15,265,600

	Total Convertible Preferred Stock (cost-$384,106,978)		397,528,642

CONVERTIBLE BONDS & NOTES-24.0%
Principal
Amount
(000)
	Airlines-1.3%
$16,300	Continental Airlines, Inc., 4.50%, 2/1/07	Caa1/CCC+	17,502,125

	Banks-0.8%
11,000	UBS AG Jersey Branch, 22.00%, 8/15/07 (a)	NR/NR	11,206,250

	Commercial Services-3.0%
10,125	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	10,509,750
11,000	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	12,526,250
17,985	Quebecor World USA, Inc., 6.00%, 10/1/07	Caa1/B-	17,782,669

			40,818,669

	Computers-1.2%
14,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	16,488,000

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Electric-1.3%
$5,425	PG&E Corp., 9.50%, 6/30/10	NR/NR	$18,011,000

	Multi-Media-1.4%
18,500	EchoStar Communications Corp., 5.75%, 5/15/08	B1/B	18,870,000

	Oil & Gas-1.3%
12,500	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	17,203,125

	Pharmaceuticals-1.4%
18,550	Sepracor, Inc., 5.00%, 2/15/07	NR/B-	18,550,000

	Retail-1.3%
18,535	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	17,654,588

	Semi-Conductors-2.1%
14,300	Amkor Technology, Inc., 5.00%, 3/15/07, Ser. AMKR	Caa3/CCC	14,282,125
15,000	Fairchild Semiconductor Corp., 5.00%, 11/1/08	NR/B	14,943,750

			29,225,875

	Telecommunications-7.4%
16,250	American Tower Corp., 5.00%, 2/15/10	Ba3/BB-	16,270,312
13,600	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	14,705,000
2,800	Ciena Corp., 3.75%, 2/1/08	B2/B	2,726,500
17,500	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC-	16,012,500
17,500	Lucent Technologies, Inc., 8.00%, 8/1/31	B2/B	17,609,375
18,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB+	18,361,250
15,440	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	14,918,900

			100,603,837

	Trucking/Leasing-1.5%
15,150	GATX Corp., 7.50%, 2/1/07	Baa3/BBB	20,585,062

	Total Convertible Bonds & Notes (cost-$318,097,895)		326,718,531

U.S. GOVERNMENT SECURITIES-1.8%
	United States Treasury Notes,
9,215	10.375%, 11/15/12		9,687,638
13,725	12.00%, 8/15/13		15,366,647

	Total U.S. Government Securities (cost-$27,196,356)		25,054,285

Common Stock-0.5%
Shares
(000)
	Oil & Gas-0.5%
147	Hess Corp. (cost-$3,960,233)		7,389,589

SHORT-TERM INVESTMENTS-4.2%
Principal
Amount
(000)
	Corporate Bonds & Notes-1.0%
	Hotels/Gaming-0.8%
$11,080	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	B1/B+	11,384,700

	Real Estate-0.2%
2,285	Host Marriot L.P., 9.50%, 1/15/07, Ser. I, REIT	NR/NR	2,293,569

	Total Corporate Bonds & Notes (cost-$13,603,856)		13,678,269

	Time Deposit-3.2%
42,937	Bank of America – London, 4.61%, 12/1/06		42,937,098
	(cost-$42,937,098)

	Total Short-Term Investments (cost-$56,540,954)		56,615,367

	Total Investments (cost-$1,326,854,856)—100.0%		$1,361,990,313

Other Investments:

Interest rate cap agreement outstanding at November 30, 2006:

	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Depreciation

UBS AG	$505,000,000	1/15/08	$14,468,250	1 month LIBOR-BBA	$(2,589,250)
				over 3% strike price

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2006 (unaudited)

Notes to Schedule of Investments

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service or dealer quotations or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price on corporate bonds and notes or the last quoted mean price on convertible securities for which the over-the- counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	144A-security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Credit-linked trust certificate.

(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on November 30, 2006.

Glossary:
LIBOR - London Interbank Offered Rate
NR - Not Rated
REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 24, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 24, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 24, 2007